Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
7. Leases
We have non-cancelable operating leases for our corporate offices in Tel Aviv, Israel and in New York, New York in the United States. The leases for these facilities in Tel Aviv and New York expire in 2031 and 2029, respectively and we have options to renew these leases through 2036 and 2034, respectively. These renewal options are excluded from the calculation of operating lease ROU assets and operating lease liabilities. We sublease a portion of our office space in Tel Aviv.
The components of operating lease cost for the year ended December 31, 2022 were as follows:

Year Ended December 31, 2022
Operating lease cost	$6,140
Variable lease cost	1,257
Short-term lease cost	304
Sublease income	(786)
Total operating lease cost	$6,915
Our lease costs prior to the adoption of ASC 842 were $5.9 million and $4.2 million for the years ended December 31, 2021 and 2020, respectively. Sublease income was $0.1 million and $0.9 million for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2022, the weighted average remaining lease term and the weighted average discount rate for our operating leases were 7.4 years and 4.6%, respectively.
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2022, were as follows:

Amount
Year Ending December 31,
2023	$6,353
2024	5,976
2025	5,941
2026	5,986
2027	6,031
Thereafter	13,738
Total undiscounted lease payments	44,025
Less: imputed interest	(6,609)
Present value of operating lease liabilities	$37,416
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2022	2021
	(in thousands)
Israel	$22,560	$—
United States	12,598	—
Total operating lease right-of-use assets	$35,158	$—

The minimum rental payments under operating leases as of December 31, 2021 were as follows:

Amount
(in thousands)
Year Ending December 31,
2022	$6,975
2023	6,853
2024	6,648
2025	6,403
2026	6,448
Thereafter	22,631
Total	$55,958
Excluded from the tables above is an unsecured and undated promissory note issued in December 2020 in connection with the execution of a lease agreement for an amount of $3.0 million and $3.3 million as of December 31, 2022 and 2021, respectively. The promissory note may only be withdrawn in the event of a material and fundamental breach of the lease agreement. The promissory note expires three months after the lease termination date. As of December 31, 2022 and 2021, we were in full compliance of the terms and conditions of the promissory note, and the promissory note has not been withdrawn.